Note 12 - Financial Instruments	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

12. Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable, other receivables and investments in debt and equity securities. The principal financial liabilities of the Company consist of long-term debt, trade accounts payable, accrued expenses and amount due to related company.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term debt issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, they did not qualify for hedge accounting, under the guidance relating to Derivatives and Hedging, as the Company did not have written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship was highly effective. Consequently, the Company recognized the change in fair value of these derivatives in “L on derivative, net” in the unaudited condensed consolidated statements of comprehensive income. As of June 30, 2026, the Company had no open swap contracts and hence, the Company is exposed to increases in interest rates on its interest-bearing debt.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash, trade accounts receivable and investments in debt and equity securities. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as the Company in most cases gets paid in advance. The Company may be exposed to credit risk in the event of non-performance by its counterparties to investments in debt and equity securities; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The estimated fair values of the Company's financial instruments such as cash and cash equivalents, restricted cash, trade accounts receivable, trade accounts payable and amount due to related company approximate their individual carrying amounts as of December 31, 2025 and June 30, 2026, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term debt, bearing interest at variable interest rates approximate their recorded values as of June 30, 2026, due to the variable interest rate nature thereof. SOFR rates are observable at commonly quoted intervals for the full terms of the financing arrangements and hence fair value of the long-term debt is considered Level 2 item in accordance with the fair value hierarchy due to their variable interest rate, being the SOFR.

Investments in equity and debt securities are measured at fair value on a recurring basis. Financial instruments included in investments in equity and debt securities. The fair value of these investments are based on their quoted prices in active market and falls within Level 1 of the fair value hierarchy.

Fair value of financial instruments - continued

The amount of loss on derivative, net recognized in the unaudited condensed consolidated statements of comprehensive income, is analyzed as follows:

Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2025	Six Months Ended June 30, 2026
Interest rate swap contract– Unrealized loss	Loss on derivative, net	(342,084)	-
Interest rate swap contract - Realized gain	Loss on derivative, net	112,150	-
Total loss on derivative		(229,934)	-